Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes [Abstract]
Deferred tax assets	$ 0	$ 0
Unused Net Losses [Member]
Deferred income taxes [Abstract]
Deferred tax assets	$ 65,000	$ 30,000